Exhibit 99.1

MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2014-2

Collection Period	06/01/14-06/30/14
Determination Date	7/9/2014
Distribution Date	7/15/2014

Pool Balance

1 .	Pool Balance on the close of the last day of the preceding Collection Period				$959,636,159.41
2 .	Collections allocable to Principal				$26,850,447.34
3 .	Purchase Amount allocable to Principal				$0.00
4 .	Defaulted Receivables				$114,503.73

5 .	Pool Balance on the close of the last day of the related Collection Period				$932,671,208.34
	(Ln1 - Ln2 - Ln3 - Ln4)
6 .	Total number of Receivables outstanding on the close of the last day of the related Collection Period				58,701
7 .	Initial Pool Balance				$987,000,009.13

			Beginning of Period	End of Period
8 .	Note Balances
	a.	Class A-1 Note Balance	$135,356,273.40		$107,075,181.09
	b.	Class A-2 Note Balance	$310,000,000.00		$310,000,000.00
	c.	Class A-3 Note Balance	$336,000,000.00		$336,000,000.00
	d.	Class A-4 Note Balance	$115,290,000.00		$115,290,000.00
	e.	Class B Note Balance	$13,810,000.00		$13,810,000.00
	f.	Class C Note Balance	$20,230,000.00		$20,230,000.00
	g.	Class D Note Balance	$24,670,000.00		$24,670,000.00

	h.	Note Balance (sum a - g)	$955,356,273.40		$927,075,181.09

9 .	Pool Factors

	a.	Class A-1 Note Pool Factor	0.8105166		0.6411687
	b.	Class A-2 Note Pool Factor	1.0000000		1.0000000
	c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.9679395		0.9392859

10 .	Overcollateralization Target Amount				$5,596,027.25

11 .	Current overcollateralization amount (Pool Balance - Note Balance)				$5,596,027.25

12 .	Weighted Average Coupon			%	7.17%
13 .	Weighted Average Original Term			months	65.24
14 .	Weighted Average Remaining Term			months	59.79

Collections

15 .	Finance Charges:
	a.	Collections allocable to Finance Charge			$5,786,739.65
	b.	Liquidation Proceeds allocable to Finance Charge			$0.00
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$5,786,739.65

16 .	Principal:
	a.	Collections allocable to Principal			$26,850,447.34
	b.	Liquidation Proceeds allocable to Principal			$59,421.87
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$26,909,869.21

17 .	Total Finance Charge and Principal Collections (15d+16d)				$32,696,608.86
18 .	Interest Income from Collection Account				$1,516.62
19 .	Simple Interest Advances				$0.00

20 .	Available Collections (Ln17+18+19)				$32,698,125.48

Available Funds

21 .	Available Collections		$32,698,125.48
22 .	Reserve Account Draw Amount		$0.00

23 .	Available Funds		$32,698,125.48

Application of Available Funds

24 .	Servicing Fee
	a.	Monthly Servicing Fee	$799,696.80
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$799,696.80

	d.	Shortfall Amount (a + b - c)	$0.00

25 .	Unreimbursed Servicer Advances		$0.00

26 .	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$5,997.73
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$5,997.73

	e.	Shortfall Amount (a + b + c - d)	$0.00

27 .	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$20,717.03
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$20,717.03

	e.	Class A-2 Monthly Interest	$118,833.33
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$118,833.33

	i.	Class A-3 Monthly Interest	$274,400.00
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$274,400.00

	m.	Class A-4 Monthly Interest	$154,680.75
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$154,680.75

28 .	Priority Principal Distributable Amount		$0.00

29 .	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$21,635.67
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$21,635.67

30 .	Secondary Principal Distributable Amount		$0.00

31 .	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$35,065.33
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$35,065.33

32 .	Tertiary Principal Distributable Amount		$0.00

33 .	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$53,040.50
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$53,040.50

34 .	Quaternary Principal Distributable Amount		$22,685,065.06

35 .	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$24,169,132.20

36 .	Reserve Account Deficiency		$0.00

37 .	Regular Principal Distributable Amount		$5,596,027.25

38 .	Remaining Unpaid Servicer Transition Expenses, if any		$0.00

39 .	Additional Servicing Fees, if any		$0.00

40 .	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41 .	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$5,786,739.65
	b.	Total Daily Deposits of Principal Collections	$26,909,869.21
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$1,516.62

	e.	Total Deposits to Collection Account (sum a - d)	$32,698,125.48

42 .	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$799,696.80
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$5,997.73
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$28,959,464.92
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,932,966.03

	f.	Total Withdrawals from Collection Account (sum a - e)	$32,698,125.48

Note Payment Account Activity

43 .	Deposits
	a.	Class A-1 Interest Distribution	$20,717.03
	b.	Class A-2 Interest Distribution	$118,833.33
	c.	Class A-3 Interest Distribution	$274,400.00
	d.	Class A-4 Interest Distribution	$154,680.75
	e.	Class B Interest Distribution	$21,635.67
	f.	Class C Interest Distribution	$35,065.33
	g.	Class D Interest Distribution	$53,040.50
	h.	Class A-1 Principal Distribution	$28,281,092.31
	i.	Class A-2 Principal Distribution	$0.00
	j.	Class A-3 Principal Distribution	$0.00
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$28,959,464.92

44 .	Withdrawals
	a.	Class A-1 Distribution	$28,301,809.34
	b.	Class A-2 Distribution	$118,833.33
	c.	Class A-3 Distribution	$274,400.00
	d.	Class A-4 Distribution	$154,680.75
	e.	Class B Distribution	$21,635.67
	f.	Class C Distribution	$35,065.33
	g.	Class D Distribution	$53,040.50

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$28,959,464.92

Certificate Payment Account Activity

45 .	Deposits
	a.	Excess Collections	$2,932,966.03
	b.	Reserve Account surplus (Ln 55)	$135.60

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$2,933,101.63

46 .	Withdrawals
	a.	Certificateholder Distribution	$2,933,101.63

	b.	Total Withdrawals from Certificate Payment Account	$2,933,101.63

Required Reserve Account Amount

47 .	Lesser of: (a or b)
	a.	$2,467,500.03	$2,467,500.03
	b.	Note Balance	$927,075,181.09

48 .	Required Reserve Account Amount		$2,467,500.03

Reserve Account Reconciliation

49 .	Beginning Balance (as of end of preceding Distribution Date)		$2,467,500.02
50 .	Investment Earnings		$135.60
51 .	Reserve Account Draw Amount		$0.00

52 .	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)		$2,467,635.62
53 .	Deposit from Available Funds (Ln 42d)		$0.00
54 .	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55 .	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist		$135.60

56 .	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)		$2,467,500.02
57 .	Reserve Account Deficiency (Ln48 - Ln56)		$0.01

Instructions to the Trustee

58 .	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
59 .	Amount to be paid to Servicer from the Collection Account		$799,696.80
60 .	Amount to be paid to Backup Servicer from the Collection Account		$5,997.73
61 .	Amount to be deposited from the Collection Account into the Note Payment Account		$28,959,464.92
62 .	Amount to be deposited from the Collection Account into the Certificate Payment Account		$2,932,966.03
63 .	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
64 .	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$135.60
65 .	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$28,301,809.34
66 .	Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$118,833.33
67 .	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$274,400.00
68 .	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$154,680.75
69 .	Amount to be paid to Class B Noteholders from the Note Payment Account		$21,635.67
70 .	Amount to be paid to Class C Noteholders from the Note Payment Account		$35,065.33
71 .	Amount to be paid to Class D Noteholders from the Note Payment Account		$53,040.50
72 .	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus		$2,933,101.63

Net Loss and Delinquency Activity

73 .	Net Losses with respect to preceding Collection Period			$55,081.86
74 .	Cumulative Net Losses			$55,081.86
75 .	Cumulative Net Loss Percentage			0.0056%

			Number of Loans	Principal Balance
76 .		Delinquency Analysis

	a.	31 to 60 days past due	442	$6,773,123.01
	b.	61 to 90 days past due	94	$1,493,866.05
	c.	91 or more days past due	0	$0.00

	d.	Total Past Due (sum a-c)	536	8,266,989.06

Servicer Covenant
77 .	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$3,306,916,000.00
78 .	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on July 09, 2014.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer